Segmented Information	3 Months Ended
Jan. 31, 2024
Segmented Information [abstract]
Segmented Information
NOTE 19: SEGMENTED INFORMATION
For management reporting purposes, the Bank reports

its results from business operations and

activities under four key business segments:

Canadian Personal
and Commercial Banking, U.S. Retail, Wealth

Management and Insurance, and Wholesale

Banking. The Bank’s other activities are grouped

into the Corporate
segment.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Retail is

comprised of personal and business banking

in the U.S., TD Auto Finance U.S., the

U.S. wealth business,

as well as the
Bank’s equity investment in Schwab. Wealth Management

and Insurance includes the Canadian wealth

business which provides investment products

and services
to institutional and retail investors, and the insurance

business which provides property and

casualty insurance, as well as life and health insurance

products to
customers across Canada. Effective the first quarter

of 2024, certain asset management businesses

which were previously reported in the

U.S. Retail segment are
now reported in the Wealth Management and

Insurance segment. Comparative period information

has been adjusted to reflect the new alignment.

Wholesale
Banking provides a wide range of capital

markets, investment banking, and corporate

banking products and services,

including underwriting and distribution

of new
debt and equity issues, providing advice

on strategic acquisitions and divestitures, and

meeting the daily trading, funding, and investment

needs of the Bank’s
clients. The Corporate segment includes the

effects of certain asset securitization programs,

treasury management, elimination of taxable

equivalent adjustments
and other management reclassifications,

corporate level tax items, and residual

unallocated revenue and expenses.

The following table summarizes the segment

results for the three months ended January

31, 2024 and January 31, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 3 Corporate 3 Total
For the three months ended January 31
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 3,833 $ 3,539 $ 2,899 $ 3,167 $ 285 $ 283 $ 198 $ 525 $ 273 $ 219 $ 7,488 $ 7,733
Non-interest income (loss) 1,051 1,050 604 560 2,850 2,632 1,582 820 139 (594) 6,226 4,468
Total revenue 4,884 4,589 3,503 3,727 3,135 2,915 1,780 1,345 412 (375) 13,714 12,201
Provision for (recovery of)
credit losses 423 327 385 200 – – 10 32 183 131 1,001 690
Insurance service expenses – – – – 1,366 1,164 – – – – 1,366 1,164
Non-interest expenses

1,984 1,863 2,410 2,040 1,047 1,009 1,500 883 1,089 2,317 8,030 8,112
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,477 2,399 708 1,487 722 742 270 430 (860) (2,823) 3,317 2,235
Provision for (recovery of)
income taxes

692 670 (5) 204 167 188 65 99 (285) (222) 634 939
Share of net income from
investment in Schwab 4,5 – – 194 301 – – – – (53) (16) 141 285
Net income (loss) $ 1,785 $ 1,729 $ 907 $ 1,584 $ 555 $ 554 $ 205 $ 331 $ (628) $ (2,617) $ 2,824 $ 1,581
Amounts for the three months ended January 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 2 for details.
2

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

4

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s FDIC special assessment charge are recorded in the Corporate segment.
5

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment 1
(millions of Canadian dollars)
Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at January 31, 2024
Total assets $ 565,310 $ 546,140 $ 22,522 $ 652,260 $ 124,660 $ 1,910,892
As at October 31, 2023
Total assets $ 560,303 $ 560,585 $ 22,293 $ 673,398 $ 138,560 $ 1,955,139
Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.